18. Noncontrolling Interests (Details Narrative) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended
	May 31, 2020	Jul. 25, 2019	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling interest			$ 3,129	$ 2,709
SR II and SR V [Member]
Payment for equity purchase		$ 75
Noncontrolling interest		$ 1,213		$ (1,213)
SR II [Member]
Equity interest percentage		20.00%
SR V [Member]
Equity interest percentage		30.00%
Solar Juice Pty Ltd [Member]
Sale of stock offered to subsidiary	100
Proceeds from sale of stock	$ 1,380
Increase in noncontrolling interest	$ 249